Balances and Transactions with Related Parties - Summary of Significant Transactions and Effect on Income or Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Enel Americas S.A. [Member] | Provision of administration and other services [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ 5,021,265	$ 4,748,244	$ 5,071,453
GNL Chile S.A. [Member] | Gas Consumption [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(164,410,577)	(99,801,403)	(131,521,989)
Empresa Electrica Panguipulli S .A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(1,954,523)
Enel S.p.A [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,800,471)	(4,110,257)
Enel Green Power Del Sur S p A [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(30,205,373)
Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(3,349,525)
Enel X S.R.L. [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,435,918)
Enel Global Services S.r.l [Member] | Engineering Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(5,097,105)
Parque Eolico Tal Tal S.A. [Member] | Energy Purchases [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses			(4,448,833)
Enel Global Trading S.p.A [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(2,183,183)	(1,634,832)	(1,213,116)
Enel Global Trading S.p.A [Member] | Gas Sales [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		58,352,346	34,701,425
Enel Global Trading S.p.A [Member] | Commodity Derivatives [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(37,771,702)	(12,118,800)	7,584,772
Enel Global Thermal Generation S.r.l. [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(3,172,872)		(1,845,425)
Enel Green Power Spa [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(4,674,437)	(3,898,762)	(4,257,363)
Enel Green Power Spa [Member] | Engineering Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(7,263,535)
Enel Finance International NV [Member] | Financial Expense [Member] | Holland [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	(35,079,947)	(31,328,749)	(23,253,535)
Enel Italy SrL. [Member] | Technical Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		(3,139,990)	(2,629,893)
Enel Italy SrL. [Member] | Computer Services [Member] | ITALY
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses		$ (2,699,915)	$ (1,481,631)
Energía y Servicios South America Spa [Member] | Computer Services [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Significant transactions and effects on income/expenses	$ (2,128,624)